Related-party transactions	12 Months Ended
Dec. 31, 2017
Related-party transactions [Abstract]
Related-party transactions
15.	Related-party transactions

Key management including the Board of Directors (five individuals excluding the CEO) and the Executive Management (four individuals) compensation was:

	For the Years Ended December 31,
in CHF thousands	2017	2016	2015
Short-term employee benefits	2,463	2,251	1,776
Post-employment benefits	166	154	124
Share-based compensation	1,267	832	8
Total	3,896	3,237	1,908

In April 2017, Joerg Hornstein was named the Chief Financial Officer and a member of the Executive Management. He replaced the former CFO whose tenure ended in November 2016.

Friedrich von Bohlen and Peter Bollmann joined the Board of Directors of AC Immune in October and December 2015, respectively. Friedrich von Bohlen replaced Christof Hettich who stepped down from the Board in August 2015. Hans-Beat Guertler resigned from the board in December 2015. His position was assumed by Peter Bollmann. In November 2016, Mr. Thomas Graney joined the Board of Directors of AC Immune, replacing Mathias Hothum as his term expired.

Short-term employee benefits comprise of salaries, bonuses, social security and expense allowances.

257,916, 98,500, and 45,000 options were granted in 2017, 2016 and 2015, respectively, to the Executive Management of the Company. No options were granted in 2017, 2016, and 2015, respectively, to the Directors of the Company. In connection with his departure in the fourth quarter of 2016, the former Chief Financial Officer forfeited his initial 2016 grant (included in the aggregate 2016 total above), and in its place was awarded 49,250 options. The fourth quarter 2016 grant date fair value of the replacement award was CHF 674 thousand.

The Company granted 4,023 Restricted Shares as part of a Restricted Share Award to one of our Directors in accordance with our 2016 Stock Option and Incentive Plan in 2017. No such awards were issued in 2016 and 2015.

In the third quarter of fiscal 2017, the Company granted 125,332 Restricted Share Units to certain members of the Board of Directors and Executive Management. No such awards were issued in 2016 and 2015.